UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21987

FINANCIAL INVESTORS VARIABLE INSURANCE TRUST
(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado		80203
(Address of principal executive offices)		(Zip code)

Alex J. Marks Financial Investors Variable Insurance Trust 1290 Broadway, Suite 1100 Denver, Colorado 80203
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(303) 623-2577

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2009

Item 1 – Schedule of Investments.

Statement of Investments

Conservative ETF Asset Allocation Portfolio

March 31, 2009 (Unaudited)

	Shares	Value
Exchange Traded Funds - 94.93%
iShares - 41.96%
Lehman TIPS Bond Fund	15,915	$1,635,267
MSCI EAFE Index Fund	10,474	393,718
S&P 500 Index Fund	13,738	1,093,819
S&P GSCI Commodity Indexed Trust (1)	6,357	160,069

Total iShares		3,282,873

Other - 52.97%
Vanguard Short-Term Bond ETF	17,872	1,408,314
Vanguard Total Bond Market ETF	35,462	2,735,893

Total Other		4,144,207

Total Exchange Traded Funds (Cost $7,487,001)		7,427,080

	7 Day Yield	Shares	Value
Short-Term Investments - 8.38%
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio	0.32%	655,987	655,987

Total Short-Term Investments (Cost $655,987)			655,987

Total Investments - 103.31% (Total cost $8,142,988)			8,083,067

Liabilities in Excess of Other Assets - (3.31)%			(258,729)

Net Assets - 100.00%			$7,824,338

(1) Non-income producing security.

See Notes to Quarterly Statement of Investments.

Statement of Investments

Income and Growth ETF Asset Allocation Portfolio

March 31, 2009 (Unaudited)

	Shares	Value
Exchange Traded Funds - 96.67%
iShares - 51.77%
Lehman TIPS Bond Fund	16,535	$1,698,971
MSCI EAFE Index Fund	30,495	1,146,307
S&P 500 Index Fund	34,322	2,732,718
S&P GSCI Commodity Indexed Trust (1)	13,793	347,308

Total iShares		5,925,304

Other - 44.90%
Vanguard REIT ETF	4,834	117,370
Vanguard Short-Term Bond ETF	14,451	1,138,739
Vanguard Small-Cap ETF	9,721	358,218
Vanguard Total Bond Market ETF	45,688	3,524,829

Total Other		5,139,156

Total Exchange Traded Funds (Cost $12,202,015)		11,064,460

	7 Day Yield	Shares	Value
Short-Term Investments - 8.16%
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio	0.32%	933,411	933,411

Total Short-Term Investments (Cost $933,411)			933,411

Total Investments - 104.83% (Total cost $13,135,426)			11,997,871

Liabilities in Excess of Other Assets - (4.83)%			(552,849)

Net Assets - 100.00%			$11,445,022

(1) Non-income producing security.

See Notes to Quarterly Statement of Investments.

Statement of Investments

Balanced ETF Asset Allocation Portfolio

March 31, 2009 (Unaudited)

	Shares	Value
Exchange Traded Funds - 97.79%
iShares - 58.18%
Lehman TIPS Bond Fund	21,148	$2,172,957
MSCI EAFE Index Fund	76,016	2,857,441
S&P 500 Index Fund	90,459	7,202,346
S&P GSCI Commodity Indexed Trust (1)	26,606	669,939

Total iShares		12,902,683

Other - 39.61%
Vanguard Emerging Markets ETF	27,717	654,121
Vanguard REIT ETF	18,757	455,420
Vanguard Short-Term Bond ETF	11,065	871,922
Vanguard Small-Cap ETF	41,792	1,540,035
Vanguard Total Bond Market ETF	68,237	5,264,485

Total Other		8,785,983

Total Exchange Traded Funds (Cost $24,911,267)		21,688,666

	7 Day Yield	Shares	Value
Short-Term Investments - 3.40%
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio	0.32%	753,987	753,987

Total Short-Term Investments (Cost $753,987)			753,987

Total Investments - 101.19% (Total cost $25,665,254)			22,442,653

Liabilities in Excess of Other Assets - (1.19)%			(262,891)

Net Assets - 100.00%			$22,179,762

(1) Non-income producing security.

See Notes to Quarterly Statement of Investments.

Statement of Investments

Growth ETF Asset Allocation Portfolio

March 31, 2009 (Unaudited)

	Shares	Value
Exchange Traded Funds - 98.47%
iShares - 63.74%
Lehman TIPS Bond Fund	10,133	$1,041,166
MSCI EAFE Index Fund	122,530	4,605,903
S&P 500 Index Fund	124,769	9,934,107
S&P GSCI Commodity Indexed Trust (1)	40,423	1,017,851

Total iShares		16,599,027

Other - 34.73%
Vanguard Emerging Markets ETF	42,462	1,002,103
Vanguard REIT ETF	43,360	1,052,781
Vanguard Short-Term Bond ETF	3,241	255,391
Vanguard Small-Cap ETF	76,564	2,821,384
Vanguard Total Bond Market ETF	50,729	3,913,742

Total Other		9,045,401

Total Exchange Traded Funds (Cost $32,880,070)		25,644,428

	7 Day Yield	Shares	Value
Short-Term Investments - 1.53%
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio	0.32%	397,919	397,919

Total Short-Term Investments (Cost $397,919)			397,919

Total Investments - 100.00% (Total cost $33,277,989)			26,042,347

Liabilities in Excess of Other Assets - 0.00% (2)			(975)

Net Assets - 100.00%			$26,041,372

(1) Non-income producing security.

(2) Less than 0.005% of net assets.

See Notes to Quarterly Statement of Investments.

Statement of Investments

Aggressive Growth ETF Asset Allocation Portfolio

March 31, 2009 (Unaudited)

	Shares	Value
Exchange Traded Funds - 99.82%
iShares - 66.55%
MSCI EAFE Index Fund	22,546	$847,504
S&P 500 Index Fund	20,566	1,637,465
S&P GSCI Commodity Indexed Trust (1)	7,977	200,861

Total iShares		2,685,829

Other - 33.27%
Vanguard Emerging Markets ETF	8,529	201,284
Vanguard REIT ETF	6,791	164,885
Vanguard Small-Cap ETF	15,347	565,538
Vanguard Total Bond Market ETF	5,326	410,901

Total Other		1,342,608

Total Exchange Traded Funds (Cost $4,881,500)		4,028,438

	7 Day Yield	Shares	Value
Short-Term Investments - 1.00%
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio	0.32%	40,250	40,250

Total Short-Term Investments (Cost $40,251)			40,250

Total Investments - 100.82% (Total cost $4,921,751)			4,068,688

Liabilities in Excess of Other Assets - (0.82)%			(33,210)

Net Assets - 100.00%			$4,035,478

(1) Non-income producing security.

See Notes to Quarterly Statement of Investments.

Notes to Quarterly Statements of Investments

March 31, 2009 (Unaudited)

1. Significant Accounting and Operating Policies

Financial Investors Variable Insurance Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Delaware business trust by a Declaration of Trust dated July 26, 2000. The financial statements herein relate to the Trust’s five ETF asset allocation portfolios which include the following: Ibbotson Conservative ETF Asset Allocation Portfolio, Ibbotson Income & Growth ETF Asset Allocation Portfolio, Ibbotson Balanced ETF Asset Allocation Portfolio, Ibbotson Growth ETF Asset Allocation Portfolio, and Ibbotson Aggressive Growth ETF Asset Allocation Portfolio (each a “Portfolio” and collectively the “Portfolios”). Each Portfolio offers Class I and Class II shares.

The Portfolios are investment vehicles for variable annuity contracts and variable life insurance policies. The Portfolios also may be used as investment vehicles for qualified pension and retirement plans and certain registered and unregistered separate accounts. Shares of the Portfolios are offered only to participating insurance companies and their separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies, and to qualified pension and retirement plans and registered and unregistered separate accounts. Shares are not offered to the general public.

The Trust’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America. This requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

The following summarizes the significant accounting policies for the Trust.

Security Valuation: The price of Portfolio shares (“net asset value”) is determined as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m. Eastern Time), on each day the NYSE is open for business. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price or if traded on the over-the-counter market, at the mean between the last bid and asked price. Securities for which quotations are not readily available are valued under procedures established by the Board of Trustees to determine fair value in good faith. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value.

Fair Valuation: If the price of a security is unavailable in accordance with the Portfolios’ pricing procedures, or the price of a security is suspect, e.g., due to the occurrence of a significant event, the security may be valued at its fair value determined pursuant to procedures adopted by the Board of Trustees. For this purpose, fair value is the price that the Portfolio reasonably expects to receive on a current sale of the security. Due to the number of variables affecting the price of a security, however; it is possible that the fair value of a security may not accurately reflect the price that the Portfolio could actually receive on a sale of the security. As of March 31, 2009, no securities were fair valued for any of the Portfolios.

The Portfolios follow the provisions of Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements,” as well as FASB Standard 159 (“FAS 159”), “Fair Value Options for Financial Assets and Financial Liabilities – including an amendment of FASB Statement No. 115”. FAS 157 established a three-tier hierarchy to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

The Portfolios disclose the classification of their fair value measurements following the three-tier hierarchy established by the Financial Accounting Standards Board. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Portfolios’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical investments

Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment spreads, credit risk, etc.)

Level 3 – Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s assets:

	Conservative ETF Asset Allocation Portfolio		Income & Growth ETF Asset Allocation Portfolio
Valuation Inputs	Investments in Securities at Value	Other Financial Instruments* Unrealized Appreciation (Depreciation)	Investments in Securities at Value	Other Financial Instruments* Unrealized Appreciation (Depreciation)
Level 1 - Quoted Prices	$8,083,067	$—	$11,997,871	$—
Level 2 - Other Significant Observable Inputs	$—	$—	$—	$—
Level 3 - Significant Unobservable Inputs	$—	$—	$—	$—
Total	$8,083,067	$—	$11,997,871	$—

	Balanced ETF Asset Allocation Portfolio		Growth ETF Asset Allocation Portfolio
Valuation Inputs	Investments in Securities at Value	Other Financial Instruments* Unrealized Appreciation (Depreciation)	Investments in Securities at Value	Other Financial Instruments* Unrealized Appreciation (Depreciation)
Level 1 - Quoted Prices	$22,442,653	$—	$26,042,347	$—
Level 2 - Other Significant Observable Inputs	$—	$—	$—	$—
Level 3 - Significant Unobservable Inputs	$—	$—	$—	$—
Total	$22,442,653	$—	$26,042,347	$—

	Aggressive Growth ETF Asset Allocation Portfolio
Valuation Inputs	Investments in Securities at Value	Other Financial Instruments* Unrealized Appreciation (Depreciation)
Level 1 - Quoted Prices	$4,068,688	$—
Level 2 - Other Significant Observable Inputs	$—	$—
Level 3 - Significant Unobservable Inputs	$—	$—
Total	$4,068,688	$—

*Other financial instruments are derivative instruments including written options, short sales, currency contracts, futures, forward contracts and swap contracts.

For the three months ended March 31, 2009, the Portfolios did not have significant unobservable inputs (Level 3) used in determining fair value.  Thus, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

New Accounting Pronouncements: In March 2008, FASB issued FASB Statement No. 161, (“SFAS No. 161”) “Disclosures about Derivative Instruments and Hedging Activities”, which is intended to improve financial reporting of derivative instruments and hedging activities. It is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The Portfolios are currently evaluating the potential impact, if any, the adoption of SFAS No. 161 will have on the Portfolios’ financial statements.

Other: Investment security transactions are accounted for as of the trade date. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the identified cost basis for both financial reporting and income tax purposes.

2. Income Taxes

It is the policy of each Portfolio to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies under Subchapter M. As a result, the Portfolios will not be subject to U.S. Federal income tax on any net income or capital gains that it distributes to its shareholders, that is, the insurance companies separate accounts.

The Treasury Department has issued Regulations under Internal Revenue Code Section 817(h) that pertain to diversification requirements for variable annuity and variable life insurance contracts. Each Portfolio intends to comply with the diversification requirement. These requirements are in addition to the diversification requirement imposed on the Portfolios by Subchapter M and the 1940 Act.

As of March 31, 2009, net unrealized appreciation/ (depreciation) of investments based on federal tax cost was as follows:

Conservative ETF Asset Allocation Portfolio:

Gross appreciation (excess of value over tax cost)	$—
Gross depreciation (excess of tax cost over value)	(333,328)
Net unrealized depreciation	(333,328)
Cost of investments for income tax purposes	$8,416,395

Income & Growth ETF Asset Allocation Portfolio:

Gross appreciation (excess of value over tax cost)	$—
Gross depreciation (excess of tax cost over value)	(1,436,184)
Net unrealized depreciation	(1,436,184)
Cost of investments for income tax purposes	$13,434,055

Balanced ETF Asset Allocation Portfolio:

Gross appreciation (excess of value over tax cost)	$—
Gross depreciation (excess of tax cost over value)	(5,227,734)
Net unrealized depreciation	(5,227,734)
Cost of investments for income tax purposes	$27,670,387

Growth ETF Asset Allocation Portfolio:

Gross appreciation (excess of value over tax cost)	$—
Gross depreciation (excess of tax cost over value)	(7,581,093)
Net unrealized depreciation	(7,581,093)
Cost of investments for income tax purposes	$33,623,440

Aggressive Growth ETF Asset Allocation Portfolio:

Gross appreciation (excess of value over tax cost)	$—
Gross depreciation (excess of tax cost over value)	(1,236,844)
Net unrealized depreciation	(1,236,844)
Cost of investments for income tax purposes	$5,305,532

Item 2 - Controls and Procedures.

(a)                                  The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)                                 There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FINANCIAL INVESTORS VARIABLE INSURANCE TRUST

By:	/s/ Edmund J. Burke
Edmund J. Burke
President (principal executive officer)

Date:	May 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edmund J. Burke
Edmund J. Burke
President (principal executive officer)

Date:	May 29, 2009

By:	/s/ Jeremy O. May
Jeremy O. May
Treasurer (principal financial officer)

Date:	May 29, 2009

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